EQUITY INVESTMENTS - Related Party Transactions (Details) - Huansheng - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Schedule of Equity Method Investments [Line Items]
Accounts payable	$ 64,498	$ 40,420
Payments made to investee for products/services	$ 140,610	$ 267,247